Discontinued operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans previously reported as discontinued operations at fair value	$ 76
Net gain on loan sales and valuation changes on loans	$ 44	$ 100